Consolidated Balance Sheet - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current liabilities:
Accrued expenses	$ 25,000
Total liabilities	25,000
Stockholder’s deficit
Common stock, value
Accumulated deficit	(25,000)
Total stockholder’s deficit	(25,000)
Total liabilities and stockholder’s deficit
Willow Lane Acquisition Corp [Member]
Current assets:
Cash	561,174	$ 1,368,608
Prepaid expenses, current	159,481	132,158
Total current assets	720,655	1,500,766
Prepaid expenses, non-current	8,958	89,583
Investments in Trust Account	131,283,264	127,163,421
Total assets	132,012,877	128,753,770
Current liabilities:
Accrued expenses	19,672	1,772
Accrued offering costs	75,000	75,000
Total current liabilities	94,672	76,772
Deferred underwriting fee payable	4,427,500	4,427,500
Total liabilities	4,522,172	4,504,272
Commitments and contingencies (Note 13)
Class A Ordinary Shares, value		127,163,421
Stockholder’s deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital
Accumulated deficit	(3,793,022)	(2,914,386)
Total stockholder’s deficit	(3,792,559)	(2,913,923)
Total liabilities and stockholder’s deficit	132,012,877	128,753,770
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Current liabilities:
Class A Ordinary Shares, value	131,283,264	127,163,421
Stockholder’s deficit
Common stock, value
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Stockholder’s deficit
Common stock, value	463	463
Boost Run Holdings LLC [Member]
Current assets:
Cash	3,608,000	335,000	66,000
Accounts receivable	287,000	253,000	116,000
Prepaid expenses and other current assets		578,000
Deferred transaction costs	826,000
Prepaid expenses, current	3,295,000	549,000
Other current assets	29,000	29,000
Total current assets	8,045,000	1,166,000	182,000
Operating lease right-of-use assets	9,824,000	2,938,000
Finance lease right-of-use assets	36,412,000	1,939,000
Equipment, net	6,974,000	6,903,000	5,491,000
Intangible assets	16,000
Capitalized software	332,000	371,000
Prepaid expenses, non-current	1,509,000
Total assets	63,112,000	13,317,000	5,673,000
Current liabilities:
Accounts payable	1,789,000	77,000	39,000
Credit card payable	438,000	359,000
Operating lease liabilities, current	4,317,000	985,000
Finance lease liabilities, current	12,512,000	616,000
Accrued expenses and other current liabilities	2,629,000	546,000
Accrued expenses and other current liabilities		546,000
Debt, current	60,000
Total current liabilities	21,745,000	2,583,000	39,000
Operating lease liabilities, non-current	6,095,000	1,830,000
Finance lease liabilities, non-current	20,924,000	1,411,000
Debt, non-current	4,760,000
Total liabilities	53,524,000	5,824,000	39,000
Commitments and contingencies (Note 13)
Stockholder’s deficit
Common stock, value	11,182,000	7,690,000	6,187,000
Additional paid-in capital	13,788,000	568,000
Accumulated deficit	(15,382,000)	(765,000)	(553,000)
Total stockholder’s deficit	9,588,000	7,493,000	5,634,000
Total liabilities and stockholder’s deficit	$ 63,112,000	$ 13,317,000	$ 5,673,000